Columbia Flexible Capital Income Fund | Class A, C, I, R and W
Supplement dated September 22, 2011 to the Prospectus listed below

Fund	Prospectus Material Number	Effective Date
Columbia Flexible Capital Income Fund (Class A, C, I, R, W)	S-6609-99 A (7/11)	July 28, 2011

The first paragraph under the caption “Fees and Expenses of the Fund” in the Summary of the Fund is hereby revised and replaced as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page 44 in the Fund’s Statement of Additional Information (SAI).